Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2026

Shares		Value
COMMON STOCKS 63.5%
COMMUNICATION SERVICES 10.2%
	INTERNET 9.6%
57,000	Alphabet, Inc. Class A	$16,390,920
27,000	Meta Platforms, Inc. Class A	15,447,510
98,000	Netflix, Inc.(1)	9,422,700
33,000	Roku, Inc.(1)	3,122,460
		44,383,590
	MEDIA 0.6%
28,000	Walt Disney Co.	2,698,640
		47,082,230
CONSUMER DISCRETIONARY 7.6%
	AUTO MANUFACTURERS 2.1%
200,000	Rivian Automotive, Inc. Class A(1)(2)	3,010,000
18,500	Tesla, Inc.(1)	6,877,375
		9,887,375
	INTERNET 4.8%
40,000	Alibaba Group Holding Ltd. ADR(2)	5,018,400
68,000	Amazon.com, Inc.(1)	14,162,360
700	Booking Holdings, Inc.	2,947,224
		22,127,984
	LODGING 0.7%
10,000	Hilton Worldwide Holdings, Inc.	3,040,800
		35,056,159
ENERGY 0.9%
	OIL & GAS 0.9%
22,000	Diamondback Energy, Inc.	4,351,380
FINANCIALS 7.9%
	BANKS 2.7%
90,000	Bank of America Corp.	4,387,500
5,500	Goldman Sachs Group, Inc.	4,652,945
12,000	JPMorgan Chase & Co.	3,529,920
		12,570,365
	CAPITAL MARKETS 0.8%
31,000	Blackstone, Inc.	3,564,690
	DIVERSIFIED FINANCIALS 3.5%
40,000	Coinbase Global, Inc. Class A(1)	6,984,400
57,000	Interactive Brokers Group, Inc. Class A	3,822,990
17,000	Visa, Inc. Class A	5,138,080
		15,945,470
	INTERNET 0.9%
60,000	Robinhood Markets, Inc. Class A(1)	4,158,000
		36,238,525
HEALTHCARE 6.8%
	BIOTECHNOLOGY 3.9%
207,000	Exelixis, Inc.(1)	8,878,230
32,000	Insmed, Inc.(1)	5,232,640
8,000	Vertex Pharmaceuticals, Inc.(1)	3,572,320
		17,683,190
	PHARMACEUTICALS 2.9%
5,000	Eli Lilly & Co.	4,598,850
Shares		Value
COMMON STOCKS 63.5% (continued)
HEALTHCARE 6.8% (continued)
	PHARMACEUTICALS 2.9% (continued)
17,000	Madrigal Pharmaceuticals, Inc.(1)(2)	$8,898,990
		13,497,840
		31,181,030
INDUSTRIALS 3.1%
	AIRLINES 0.7%
50,000	Delta Air Lines, Inc.	3,324,000
	INTERNET 2.4%
190,000	Lyft, Inc. Class A(1)(2)	2,527,000
120,000	Uber Technologies, Inc.(1)	8,631,600
		11,158,600
		14,482,600
INFORMATION TECHNOLOGY 27.0%
	COMPUTERS 2.4%
31,000	Apple, Inc.	7,867,490
8,200	Crowdstrike Holdings, Inc. Class A(1)	3,201,362
		11,068,852
	INTERNET 1.9%
14,000	AppLovin Corp. Class A(1)	5,572,000
25,000	Shopify, Inc. Class A(1)	2,965,500
		8,537,500
	SEMICONDUCTORS 15.1%
75,000	Advanced Micro Devices, Inc.(1)	15,257,250
35,000	ARM Holdings PLC ADR(1)(2)	5,294,800
40,000	Broadcom, Inc.	12,380,400
46,000	Micron Technology, Inc.	15,540,640
104,000	NVIDIA Corp.	18,137,600
15,000	NXP Semiconductors NV	2,952,900
		69,563,590
	SOFTWARE 7.6%
50,000	CoreWeave, Inc. Class A(1)(2)	3,873,500
24,500	Microsoft Corp.	9,069,165
35,000	Salesforce, Inc.	6,533,450
60,000	ServiceNow, Inc.(1)	6,273,000
48,000	Strategy, Inc.(1)(2)	5,990,400
27,000	Workday, Inc. Class A(1)	3,507,840
		35,247,355
		124,417,297
TOTAL COMMON STOCKS (Cost $134,411,518)		292,809,221
EXCHANGE-TRADED FUNDS 1.4%
40,000	iShares MBS ETF	3,798,000
60,000	Vanguard Mortgage-Backed Securities ETF	2,817,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,617,001)		6,615,000

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATION 0.1%
$ 365,704	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 5.96%, 5/25/43(3)(4)	$372,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $365,821)		372,530
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	253,117
248,317	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	246,004
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	247,777
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $788,738)		746,898
CORPORATE BONDS & NOTES 11.2%
BASIC MATERIALS 0.8%
	CHEMICALS 0.3%
500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34(2)	506,971
500,000	Mosaic Co., Senior Unsecured Notes, 4.05%, 11/15/27(2)	496,717
500,000	Sherwin-Williams Co., Senior Unsecured Notes, 5.15%, 8/15/35(2)	502,490
		1,506,178
	IRON/STEEL 0.2%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	498,279
500,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	468,371
		966,650
	MINING 0.3%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	496,713
500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	452,235
500,000	Rio Tinto Finance USA Ltd., Guaranteed Notes, 5.20%, 11/2/40	486,633
		1,435,581
		3,908,409
COMMUNICATIONS 1.0%
	INTERNET 0.4%
500,000	Alphabet, Inc., Senior Unsecured Notes, 5.35%, 11/15/45	488,895
750,000	Amazon.com, Inc., Senior Unsecured Notes, 4.65%, 11/20/35	735,411
500,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	447,661
		1,671,967
	MEDIA 0.1%
750,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33(2)	724,776
	TELECOMMUNICATIONS 0.5%
750,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	634,678
Principal Amount		Value
CORPORATE BONDS & NOTES 11.2% (continued)
COMMUNICATIONS 1.0% (continued)
	TELECOMMUNICATIONS 0.5% (continued)
$ 500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	$511,196
750,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	709,334
500,000	Verizon Communications, Inc., Senior Unsecured Notes, 5.75%, 11/30/45	486,900
		2,342,108
		4,738,851
CONSUMER, CYCLICAL 0.8%
	AUTO MANUFACTURERS 0.1%
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	495,911
	LODGING 0.3%
750,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	759,091
500,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	497,811
		1,256,902
	RETAIL 0.4%
750,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	648,213
750,000	Lowe's Cos., Inc., Senior Unsecured Notes, 4.50%, 10/15/32	737,106
750,000	McDonald's Corp., Senior Unsecured Notes, 4.70%, 12/9/35(2)	734,671
		2,119,990
		3,872,803
CONSUMER, NON-CYCLICAL 1.9%
	BEVERAGES 0.2%
750,000	PepsiCo, Inc., Senior Unsecured Notes, 5.00%, 7/23/35(2)	758,985
	BIOTECHNOLOGY 0.4%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	490,868
750,000	Gilead Sciences, Inc., Senior Unsecured Notes, 4.60%, 9/1/35(2)	732,900
750,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	664,771
		1,888,539
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(2)	498,666
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	466,068
		964,734
	HEALTHCARE PRODUCTS 0.4%
750,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	756,815
500,000	Medtronic, Inc., Guaranteed Notes, 4.38%, 3/15/35	483,262
500,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35(2)	506,285
		1,746,362
See Supplementary Notes to Financial Statements.

March 31, 2026

Principal Amount		Value
CORPORATE BONDS & NOTES 11.2% (continued)
CONSUMER, NON-CYCLICAL 1.9% (continued)
	PHARMACEUTICALS 0.7%
$ 750,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	$723,049
750,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	661,839
750,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	742,413
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	464,685
750,000	Sanofi SA, Senior Unsecured Notes, 4.20%, 11/3/32	736,199
		3,328,185
		8,686,805
ENERGY 1.0%
	OIL & GAS 0.5%
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	510,179
500,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.15%, 3/1/30	509,993
750,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	768,793
500,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	510,903
		2,299,868
	PIPELINES 0.5%
750,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	637,180
500,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	499,496
500,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.60%, 1/15/36	501,620
500,000	Targa Resources Corp., 6.50%, 3/30/34(2)	540,484
		2,178,780
		4,478,648
FINANCIAL 3.5%
	BANKS 2.5%
750,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	754,430
750,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	741,093
750,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	743,250
750,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)(4)	747,398
750,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	746,605
750,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	736,128
750,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	749,462
Principal Amount		Value
CORPORATE BONDS & NOTES 11.2% (continued)
FINANCIAL 3.5% (continued)
	BANKS 2.5% (continued)
$ 750,000	Huntington Bancshares, Inc., Senior Unsecured Notes, (1 day USD SOFR + 0.99%), 4.62%, 1/28/32(2)(4)	$739,054
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	499,561
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	387,911
500,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	496,152
500,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	493,864
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	534,987
750,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	747,505
500,000	Royal Bank of Canada, Senior Unsecured Notes, 5.00%, 2/1/33	503,854
750,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	741,208
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	506,450
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	414,559
		11,283,471
	DIVERSIFIED FINANCIALS 0.5%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	454,113
750,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(4)	751,137
500,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27(2)	498,822
750,000	Charles Schwab Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.23%), 4.91%, 11/14/36(4)	729,011
		2,433,083
	REITS 0.5%
500,000	American Tower Corp., Senior Unsecured Notes, 4.70%, 12/15/32	491,307
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	504,101
500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	440,303
500,000	Prologis LP, Senior Unsecured Notes, 4.75%, 6/15/33	495,797
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	499,597
		2,431,105
		16,147,659
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.2% (continued)
INDUSTRIAL 0.8%
	AEROSPACE/DEFENSE 0.4%
$ 750,000	General Electric Co., Senior Unsecured Notes, 4.90%, 1/29/36	$750,606
750,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.40%, 8/15/30	750,590
500,000	RTX Corp., 4.50%, 6/1/42	443,700
		1,944,896
	ELECTRONICS 0.2%
750,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	665,612
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	479,396
	PACKAGING & CONTAINERS 0.1%
500,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	455,089
		3,544,993
TECHNOLOGY 0.6%
	COMPUTERS 0.2%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	504,501
750,000	International Business Machines Corp., Senior Unsecured Notes, 4.95%, 2/3/36(2)	730,588
		1,235,089
	SEMICONDUCTORS 0.3%
750,000	Broadcom, Inc., 4.30%, 11/15/32	730,310
500,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	539,522
		1,269,832
	SOFTWARE 0.1%
500,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35(2)	486,189
		2,991,110
UTILITIES 0.8%
	ELECTRIC 0.7%
750,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	738,187
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	509,512
750,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30	763,894
500,000	Southern Co., 5.70%, 3/15/34	518,116
500,000	Virginia Electric & Power Co., Series C, Senior Unsecured Notes, 4.90%, 9/15/35(2)	489,191
		3,018,900
	GAS 0.1%
500,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	481,822
		3,500,722
TOTAL CORPORATE BONDS & NOTES (Cost $51,928,219)		51,870,000
LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.1%
500,000	State of California, GO, 5.70%, 10/1/32	535,732
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.9% (continued)
	CONNECTICUT 0.1%
$ 500,000	City of Norwich, GO, 2.47%, 8/1/28	$482,680
	HAWAII 0.3%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	492,112
500,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	507,689
		999,801
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	524,089
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	507,135
	NEW YORK 0.2%
500,000	Empire State Development Corp., Series B-3, 3.90%, 3/15/33	488,193
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	448,339
		936,532
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,945,310)		3,985,969
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.5%
1,266,271	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,065,763
531,662	FHLMC Pool #QD2419, 3.00%, 12/1/51	471,458
1,310,793	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,202,786
1,608,202	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,558,925
910,074	FHLMC Pool #QG6306, 5.00%, 7/1/53	901,735
150,141	FHLMC Pool #RA6817, 2.50%, 2/1/52	128,040
375,411	FHLMC Pool #SB8215, 4.00%, 3/1/38	366,854
2,053,164	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,806,671
317,270	FHLMC Pool #SD8093, 3.50%, 9/1/50	293,786
856,725	FHLMC Pool #SD8108, 3.00%, 11/1/50	759,196
1,694,208	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,554,947
2,044,042	FHLMC Pool #SD8256, 4.00%, 10/1/52	1,931,696
1,904,793	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,846,038
1,398,274	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,354,419
287	FNMA Pool #AH3226, 5.00%, 2/1/41	290
427,965	FNMA Pool #CA5540, 3.00%, 4/1/50	383,124
841,364	FNMA Pool #CB5892, 4.50%, 3/1/53	815,586
121,780	FNMA Pool #FM2202, 4.00%, 12/1/48	116,629
276,784	FNMA Pool #FM4140, 2.50%, 9/1/50	237,250
1,218,746	FNMA Pool #FS3526, 4.00%, 12/1/52	1,154,496
1,853,765	FNMA Pool #MA4512, 2.50%, 1/1/52	1,570,473
1,087,386	FNMA Pool #MA5131, 3.50%, 7/1/53	997,787
695,295	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	656,665
1,048,327	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	182,839
1,431,284	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,325,679
2,131,850	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	1,835,296
3,706,121	GNMA II Pool #MA8043, 3.00%, 5/20/52	3,311,043
1,011,895	GNMA II Pool #MA8945, 4.00%, 6/20/53	956,482
See Supplementary Notes to Financial Statements.

March 31, 2026

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.5% (continued)
$ 1,140,365	GNMA II Pool #MA9527, 5.00%, 3/20/54	$1,121,782
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $30,438,462)		29,907,735
U.S. TREASURY OBLIGATIONS 13.0%
3,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	2,706,562
5,750,000	U.S. Treasury Bonds, 3.88%, 5/15/43	5,096,162
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54	1,343,438
2,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	2,004,197
3,000,400	U.S. Treasury Notes, 2.25%, 8/15/27	2,937,110
6,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	5,884,922
3,500,000	U.S. Treasury Notes, 3.63%, 8/31/29	3,473,203
4,000,000	U.S. Treasury Notes, 3.75%, 5/31/30	3,975,625
2,500,000	U.S. Treasury Notes, 3.50%, 2/28/31(2)	2,451,563
9,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	8,323,945
6,500,000	U.S. Treasury Notes, 3.88%, 8/15/33	6,380,918
8,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	8,384,453
7,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	6,981,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,029,791)		59,943,504

Shares		Value
SHORT-TERM INVESTMENTS 3.8%
	MONEY MARKET FUNDS 3.8%
15,024,303	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(5)	15,024,303
2,440,427	State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,440,427
		17,464,730
TOTAL SHORT-TERM INVESTMENTS (Cost $17,464,730)		17,464,730
TOTAL INVESTMENTS IN SECURITIES 100.5% (Cost $305,989,590)		$463,715,587
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.5)%		(2,328,395)
NET ASSETS(7) 100.0%		$461,387,192

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2026, the market value of the securities on loan was $39,898,086.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2026. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of March 31, 2026.
(6)
Securities with an aggregate market value of
$39,898,086 were out on loan in exchange for collateral
including $2,440,427 of cash collateral as of March 31,
2026. The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$305,989,590, aggregate gross unrealized appreciation
was $163,411,200, aggregate gross unrealized
depreciation was $5,685,203 and the net unrealized
appreciation was $157,725,997.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.